Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document Information
Entity Registrant Name	QIWI PLC
Entity Central Index Key	0001561566
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Flag	false
Document Type	20-F
Document Period End Date	Dec. 31, 2022
Entity File Number	001-35893
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Document Registration Statement	false
Entity Incorporation, State or Country Code	G4
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Address Line One	Kennedy 12, Kennedy Business Centre
Entity Address, Address Line Two	2nd floor
Entity Address, Postal Zip Code	P.C. 1087
Entity Address, Country	CY
Entity Address, City or Town	Nicosia
Auditor Name	JSC “Kept”	TSATR - Audit Services LLC
Auditor Firm ID	3055	1721
Auditor Location	Moscow, Russia	Moscow, Russia
Business Contact
Document Information
Entity Address, Address Line One	Kennedy 12, Kennedy Business Centre
Entity Address, Address Line Two	2nd floor
Entity Address, Postal Zip Code	P.C. 1087
Entity Address, Country	CY
Entity Address, City or Town	Nicosia
City Area Code	357
Local Phone Number	2265-3390
Contact Personnel Name	ir@qiwi.com
Class A ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	10,413,522
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	52,299,453
Title of 12(b) Security	Class B ordinary shares, having a nominal value of EUR 0.0005 per share
American Depositary Shares
Document Information
Security Exchange Name	NASDAQ
Title of 12(b) Security	American Depositary Shares, each representing one Class B ordinary share, having a nominal value EUR 0.0005 per share
Trading Symbol	QIWI